Stock-Based Compensation - Summary of the company's stock option activity (Detail) - USD ($) $ / shares in Units, shares in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares
Granted (in shares)	0.3	0.1
Stock Options
Shares
Options outstanding at the beginning of the period (in shares)	1.4	1.2	1.2
Granted (in shares)			0.4	0.1	0.1
Exercised (in shares)			(0.2)
Cancelled (in shares)			0.0
Options outstanding at the end of the period (in shares)			1.4	1.2
Options exercisable (in shares)			1.0
Weighted Average Exercise Price
Options outstanding at the beginning of the period	$ 17.70	$ 16.31	$ 16.31
Granted (in dollars per share)			19.59
Exercised			9.08
Options canceled weighted average cost			22.26
Options outstanding at the end of the period			17.70	$ 16.31
Options exercisable			$ 16.91
Aggregate Intrinsic Value
Options outstanding (in dollars)			$ 3.2
Options exercisable (in dollars)			$ 3.2
Stock Options | Scenario, Previously Reported [Member]
Shares
Options outstanding at the beginning of the period (in shares)		0.7	0.7
Options outstanding at the end of the period (in shares)				0.7
Weighted Average Exercise Price
Options outstanding at the beginning of the period		$ 15.90	$ 15.90
Options outstanding at the end of the period				$ 15.90
Stock Options | Restatement Adjustment [Member]
Shares
Options outstanding at the beginning of the period (in shares)		0.5	0.5
Options outstanding at the end of the period (in shares)				0.5
Weighted Average Exercise Price
Options outstanding at the beginning of the period		$ 16.31	$ 16.31
Options outstanding at the end of the period				$ 16.31